Acquisition of Authy, Inc. - Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill
Balance at the beginning of the period	$ 3,165
Adjustment to goodwill	0
Goodwill recorded in connection with Authy acquisition		$ 3,113
Subsequent adjustment to purchase price allocation		52
Balance at the end of the period	$ 3,165	$ 3,165